As filed with the Securities and Exchange Commission on October 19, 2011

Securities Act File No. 333-167999

Investment Company Act File No. 811-22434

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒

(Check appropriate box or boxes)

del Rey Global Investors Funds

(Exact Name of Registrant as Specified in Charter)

6701 Center Drive West, Suite 655

Los Angeles, CA 90045

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (310) 649-1230

Copies to:

Gerald W. Wheeler, Esq. Chief Operating Officer del Rey Global Investors, LLC 6701 Center Drive West, Suite 655 Los Angeles, CA 90045	Counsel for the Registrant: Barry Barbash, Esq. Maria Gattuso, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019
(Name and Address of Agent for Service)

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on September 30, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and the State of California, on the 19th day of October, 2011.

del Rey Global Investors Funds

By:	/s/ Paul J. Hechmer
Paul J. Hechmer
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Paul J. Hechmer Paul J. Hechmer	Chief Executive Officer (principal executive officer)	October 19, 2011

/s/ Gerald W. Wheeler Gerald W. Wheeler	Chief Financial Officer, President, Secretary and Trustee (principal financial officer)	October 19, 2011

* David G. Chrencik	Trustee	October 19, 2011

* Roger Hartley	Trustee	October 19, 2011

* Guy Talarico	Trustee	October 19, 2011

* By:	/s/ Gerald W. Wheeler
Gerald W. Wheeler, as Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase